Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX

NOTE 12 — INCOME TAX:

a.	Basis of taxation

Current tax is calculated with reference to the profit of the Company and its subsidiaries in their respective countries of operation. Set out below are details in respect of the significant jurisdictions where the Company and its subsidiaries operate and the factors that influenced the current and deferred taxation in those jurisdictions:

Israel

The Company and Nanox AI Ltd are taxed under the laws of the State of Israel at a corporate tax rate of 23%.

In 2025, 2024 and 2023, the Company is at a loss position and therefore has no corporate tax liability. As of December 31, 2025, 2024 and 2023, the Company has a carry forward loss of approximately $181 million, $108.1 million and $93.3 million, respectively. Such carry forward loss has no expiration date.

In 2025, 2024 and 2023, Nanox AI Ltd. is at a loss position and therefore has no corporate tax liability. As of December 31, 2025, 2024 and 2023, Nanox AI Ltd. has a carry forward loss of approximately $93.7 million, $80.1 million and $74.7 million, respectively. Such carry forward loss has no expiration date.

United States

The principal federal tax rate applicable to the U.S. subsidiaries is 21%. As of December 31, 2025, the US subsidiaries have a consolidated carry forward loss of approximately $1.3 million. Such carry forward loss is subject to 382 limitation and has no expiration date.

Korea

Nanox Korea is subject to a Corporate income tax with accordance with the Korean tax law. The tax rate ranges between 10% to 25%, depending on the companies’ taxable income. In addition, Nanox Korea is subject to 10% of the Korean corporation income tax as its local income tax. In 2025, Nanox Korea was at a loss position and therefore had no corporate tax liability. As of December 31, 2025, 2024 and 2023, Nanox Korea has a carry forward loss of approximately $40.1 million, $30.3 million and $21.8 million, respectively. Such carry forward loss has 15 years expiration date.

b.	Income (loss) before income taxes:

Income (loss) before income taxes consisted of the following for the periods indicated:

	Year Ended December 31
	2025	2024	2023
Domestic (Israel)	(44,940)	(39,285)	(44,158)
Foreign	(31,870)	(14,589)	(16,957)
Loss before income taxes	(76,810)	(53,874)	(61,115)

c.	Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31
	2025	2024	2023
Domestic (Israel)	161	-	-
Foreign	(1,953)	(358)	(339)

Income tax benefit	(1,792)	(358)	(339)

d.	Taxes on Income:

Taxes on income for the years ended December 31, 2025, 2024 and 2023 were comprised of the following:

	December 31
	2025	2024	2023
Current tax expenses:
Domestic	161	-	-
Foreign	23	19	38

Total	184	19	38

Deferred:
Domestic	-	-	-
Foreign	(1,976)	(377)	(377)

Total	(1,976)	(377)	(377)

Income tax benefit	(1,792)	(358)	(339)

The following table presents income taxes paid, net of refunds:

	2025	2024	2023
Local	$161	$-	$
Foreign U.S. state	23	53		3
Income tax paid	$184	$53		$3

The following table is a reconciliation of the income tax provision and the Israeli statutory tax rate to the Company’s effective income tax rate (Dollars in thousands):

	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023
	Amount	Percent	Amount	Percent	Amount	Percent
Statutory Tax Rate in Israel	$(17,666)	(23)%	$(12,391)	(23)%	$(14,056)	(23)%
Foreign Tax Effects
U.S.
Changes in valuation allowances	(1,071)	(1.4)	506	1.0	344	0.6
Nontaxable or Nondeductible Items
Goodwill impairment	-	-	-	-	1,482	2.4
Change in Earn out liability	1	-	-	-	(942)	(1.5)
Other	87	0.1	283	0.5	168	0.3
Korea
Changes in valuation allowances	3,917	5.1	2,733	5.1	1,722	2.8
Difference resulting from the measurement basis for tax purposes	1,301	1.7	(1,559)	(2.9)	-	-
Nontaxable or Nondeductible Items	706	0.9	664	1.2	398	0.7
Other	403	0.5	337	0.6	389	0.6
Changes in Valuation Allowances	15,158	19.8	7,725	14.3	8,368	13.7
Difference resulting from the measurement basis for tax purposes	(5,507)	(7.2)	-	-	-	-
Nontaxable or Nondeductible Items
Stock based compensation	661	0.9	1,248	2.3	1,326	2.2
Other	218	0.3	96	0.2	462	0.7
Effective Tax Rate	$(1,792)	(2.3)%	$(358)	(0.7)%	$(339)	(0.5)%

e.	Deferred tax assets

The components of the Company’s deferred tax assets and liabilities as of December 31, 2025 and 2024 were as follows:

	December 31
	2025	2024
Deferred tax assets:
Tax loss carryforwards	72,704	50,070
Intangible assets	687	-
Inventory	-	439
Property and equipment, net	2,310	-
Research and development	4,104	3,719
Stock based compensation	524	-
Employee and payroll accrued expenses	677	443
Operating lease liabilities	1,100	1,022
Other	743	425
Total deferred tax assets	82,849	56,118
Deferred tax liabilities:
Right of use assets	(822)	(896)
Property and equipment, net	(405)
Intangible assets	(12,916)	(15,131)
Total deferred tax liabilities	(14,143)	(16,027)
Deferred tax assets, net	68,706	40,091
Less valuation allowance for deferred tax assets	(68,706)	(40,091)
Deferred tax assets	-	-

Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, the Company considered all available evidence, including past operating results, the most recent projections for taxable income, and prudent and feasible tax planning strategies. The Company reassess its valuation allowance periodically and if future evidence allows for a partial or full release of the valuation allowance, a tax benefit will be recorded accordingly.

As of December 31, 2025, and 2024, the Company has recorded a full valuation allowance of $68,706 and $40,091 thousand with regard to its deferred taxes, respectively.

U.S. dollars in thousands
Valuation allowance, December 31, 2024	40,091
Increase	28,615
Valuation allowance, December 31, 2025	68,706

(*)	Most of the change in valuation allowance increase derives from tax loss carryforwards and exchange rate differences.

f.	Tax assessments

The Company is currently in the process of routine Israeli income tax audit for the tax years 2020 through 2022. In 2023, the Company concluded a VAT audit for the years 2019 through 2023.